Marketable securities and investment in associate (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Marketable Securities [Abstract]
Disclosure of marketable securities [Table Text Block]
	December 31, 2023 Fair value	Acquired	Disposed	FX and Fair Value Adjustment	December 31, 2024 Fair value
Green Matters	1,785,510	-	-	(30,510)	1,755,000
Total	$1,785,510	$-	$-	$(30,510)	$1,755,000

	December 31, 2022 Fair value	Acquired	Disposed	FX and Fair Value Adjustment	December 31, 2023 Fair value
Green Matters	$1,819,800	$-	$-	$(34,290)	$1,785,510
Total	$1,819,800	$-	$-	$(34,290)	$1,785,510

	December 31, 2021 Fair value	Acquired	Transferred to investment in associate	FX and Fair Value Adjustment	December 31, 2022 Fair value
Captiva	$454,219	$-	$(855,000)	$400,781	$-
Green Matters	-	1,819,800	-	-	1,819,800
Total	$454,219	$1,819,800	$(855,000)	$400,781	$1,819,800